Putnam International Value Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value
Aerospace and defense (1.5%)
BAE Systems PLC (United Kingdom)	254,358	$1,782,651

		1,782,651
Airlines (1.2%)
Japan Airlines Co., Ltd. (Japan)	2,300	68,325
Qantas Airways, Ltd. (Australia)	321,986	1,366,971

		1,435,296
Auto components (1.0%)
Magna International, Inc. (Canada)	23,313	1,242,680

		1,242,680
Automobiles (0.9%)
Nissan Motor Co., Ltd. (Japan)	43,000	268,081
Yamaha Motor Co., Ltd. (Japan)	42,400	767,808

		1,035,889
Banks (11.8%)
Australia & New Zealand Banking Group, Ltd. (Australia)	145,907	2,808,650
Bank of Ireland Group PLC (Ireland)	144,939	575,034
CaixaBank SA (Spain)	163,037	428,262
DBS Group Holdings, Ltd. (Singapore)	58,400	1,056,325
DNB ASA (Norway)	68,254	1,202,256
ING Groep NV (Netherlands)	364,333	3,813,795
Lloyds Banking Group PLC (United Kingdom)	1,014,265	674,925
Mizuho Financial Group, Inc. (Japan)	710,200	1,087,714
Skandinaviska Enskilda Banken AB (Sweden)	30,210	277,670
Sumitomo Mitsui Financial Group, Inc. (Japan)	67,700	2,313,540

		14,238,171
Beverages (1.4%)
Asahi Group Holdings, Ltd. (Japan)	33,900	1,677,364

		1,677,364
Building products (0.9%)
Compagnie De Saint-Gobain (France)	26,339	1,033,495

		1,033,495
Capital markets (3.6%)
Credit Suisse Group AG (Switzerland)	60,487	741,504
EQT AB (Sweden)(NON)	80,412	714,506
Natixis SA (France)	196,610	815,393
Quilter PLC (United Kingdom)	802,908	1,346,068
UBS Group AG (Switzerland)	69,005	783,354

		4,400,825
Construction and engineering (3.2%)
Vinci SA (France)	35,576	3,831,852

		3,831,852
Construction materials (2.2%)
Boral, Ltd. (Australia)	147,639	481,304
CRH PLC (Ireland)	37,811	1,301,891
LafargeHolcim, Ltd. (Switzerland)	18,730	921,815

		2,705,010
Containers and packaging (1.4%)
SIG Combibloc Group AG (Switzerland)	126,661	1,687,883

		1,687,883
Diversified financial services (2.4%)
Eurazeo SA (France)	20,653	1,536,358
ORIX Corp. (Japan)	89,900	1,339,458

		2,875,816
Diversified telecommunication services (3.8%)
BCE, Inc. (Canada)	28,100	1,359,133
Nippon Telegraph & Telephone Corp. (Japan)	52,600	2,508,260
Telstra Corp., Ltd. (Australia)	323,510	766,419

		4,633,812
Electric utilities (2.2%)
Fortum OYJ (Finland)	52,670	1,245,173
SSE PLC (United Kingdom)	90,518	1,386,196

		2,631,369
Electronic equipment, instruments, and components (0.6%)
Kyocera Corp. (Japan)	12,200	756,541

		756,541
Entertainment (0.7%)
Nintendo Co., Ltd. (Japan)	2,200	814,280

		814,280
Equity real estate investment trusts (REITs) (0.1%)
Vicinity Centres (Australia)	71,173	123,458

		123,458
Food and staples retail (2.2%)
Koninklijke Ahold Delhaize NV (Netherlands)	63,881	1,598,290
Seven & i Holdings Co., Ltd. (Japan)	28,100	1,073,842

		2,672,132
Food products (1.8%)
Kerry Group PLC Class A (Ireland)	18,168	2,124,778

		2,124,778
Health-care equipment and supplies (1.4%)
Alcon, Inc. (Switzerland)(NON)	7,320	426,856
Hoya Corp. (Japan)	15,700	1,280,539

		1,707,395
Hotels, restaurants, and leisure (0.8%)
Dalata Hotel Group PLC (Ireland)	186,267	994,807

		994,807
Household durables (1.8%)
Panasonic Corp. (Japan)	94,400	764,454
Sony Corp. (Japan)	24,500	1,438,164

		2,202,618
Industrial conglomerates (2.0%)
Siemens AG (Germany)	22,023	2,358,391

		2,358,391
Insurance (9.1%)
AIA Group, Ltd. (Hong Kong)	312,400	2,951,532
Allianz SE (Germany)	7,567	1,763,761
AXA SA (France)	94,606	2,416,004
Prudential PLC (United Kingdom)	135,583	2,458,914
QBE Insurance Group, Ltd. (Australia)	156,237	1,324,479
SCOR SE (France)	3,209	132,526

		11,047,216
Machinery (2.5%)
KION Group AG (Germany)	13,387	704,024
MinebeaMitsumi, Inc. (Japan)	93,100	1,473,240
NSK, Ltd. (Japan)	99,100	834,044

		3,011,308
Metals and mining (2.5%)
Anglo American PLC (United Kingdom)	67,479	1,552,512
Rio Tinto PLC (United Kingdom)	28,232	1,461,055

		3,013,567
Multi-utilities (1.9%)
Veolia Environnement SA (France)	91,785	2,326,956

		2,326,956
Oil, gas, and consumable fuels (8.3%)
Encana Corp. (Canada)	128,800	590,117
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	105,329	3,088,211
Royal Dutch Shell PLC Class B (United Kingdom)	59,741	1,759,970
Suncor Energy, Inc. (Canada)	88,812	2,801,414
TOTAL SA (France)	34,190	1,784,454

		10,024,166
Personal products (2.3%)
Shiseido Co., Ltd. (Japan)	13,100	1,045,456
Unilever NV (Netherlands)	29,473	1,771,644

		2,817,100
Pharmaceuticals (8.2%)
AstraZeneca PLC (United Kingdom)	32,380	2,890,808
Novartis AG (Switzerland)	51,065	4,427,799
Sanofi (France)	28,651	2,656,268

		9,974,875
Semiconductors and semiconductor equipment (1.8%)
SCREEN Holdings Co., Ltd. (Japan)	23,900	1,408,028
Sino-American Silicon Products, Inc. (Taiwan)	313,000	829,299

		2,237,327
Technology hardware, storage, and peripherals (1.8%)
Samsung Electronics Co., Ltd. (South Korea)	54,250	2,224,606

		2,224,606
Tobacco (1.2%)
Imperial Brands PLC (United Kingdom)	62,961	1,415,277

		1,415,277
Trading companies and distributors (5.9%)
Ashtead Group PLC (United Kingdom)	43,283	1,204,869
Ferguson PLC (United Kingdom)	20,532	1,500,569
ITOCHU Corp. (Japan)	89,500	1,846,701
Mitsubishi Corp. (Japan)	107,800	2,643,032

		7,195,171
Transportation infrastructure (0.9%)
Aena SME SA (Spain)	6,057	1,109,107

		1,109,107
Wireless telecommunication services (4.2%)
KDDI Corp. (Japan)	32,800	856,971
Tele2 AB (Sweden)	92,725	1,379,941
Vodafone Group PLC (United Kingdom)	1,448,582	2,885,387

		5,122,299

Total common stocks (cost $117,578,581)		$120,485,488

SHORT-TERM INVESTMENTS (0.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.05%(AFF)	Shares	428,017	$428,017
U.S. Treasury Bills 2.030%, 10/10/19		$157,000	156,931
U.S. Treasury Bills 1.977%, 11/14/19(SEGSF)		25,000	24,946

Total short-term investments (cost $609,880)			$609,894
TOTAL INVESTMENTS

Total investments (cost $118,188,461)			$121,095,382

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $34,861,273) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$1,096,673	$1,139,285	$(42,612)
		Canadian Dollar	Sell	10/16/19	2,409,552	2,437,097	27,545
	Barclays Bank PLC
		Australian Dollar	Buy	10/16/19	198,198	205,906	(7,708)
		British Pound	Buy	12/18/19	596,992	599,972	(2,980)
		Euro	Sell	12/18/19	525,852	525,571	(281)
		Hong Kong Dollar	Buy	11/20/19	1,339,108	1,341,477	(2,369)
		Swiss Franc	Sell	12/18/19	5,554,121	5,627,588	73,467
	Citibank, N.A.
		Canadian Dollar	Sell	10/16/19	29,445	29,784	339
		Danish Krone	Buy	12/18/19	281,917	284,533	(2,616)
	Goldman Sachs International
		Euro	Buy	12/18/19	305,249	307,699	(2,450)
		Japanese Yen	Buy	11/20/19	4,172,406	4,190,989	(18,583)
		New Taiwan Dollar	Buy	11/20/19	648,478	644,087	4,391
		New Taiwan Dollar	Sell	11/20/19	648,478	640,386	(8,092)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/19	324,950	337,567	(12,617)
		Canadian Dollar	Sell	10/16/19	382,554	382,206	(348)
		Chinese Yuan (Offshore)	Buy	11/20/19	56,685	58,038	(1,353)
		Euro	Buy	12/18/19	2,554,704	2,575,000	(20,296)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/19	544,015	565,151	(21,136)
		British Pound	Buy	12/18/19	509,294	504,502	4,792
		Canadian Dollar	Sell	10/16/19	1,874,415	1,895,935	21,520
		Japanese Yen	Buy	11/20/19	816,411	820,416	(4,005)
		New Zealand Dollar	Buy	10/16/19	304,366	324,874	(20,508)
		Norwegian Krone	Sell	12/18/19	248,247	249,206	959
		Singapore Dollar	Buy	11/20/19	577,108	582,323	(5,215)
		South Korean Won	Sell	11/20/19	2,135,844	2,124,933	(10,911)
		Swiss Franc	Buy	12/18/19	2,382,730	2,417,562	(34,832)
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	10/16/19	298,070	301,356	3,286
		Israeli Shekel	Buy	10/16/19	663,995	650,137	13,858
		Japanese Yen	Sell	11/20/19	759,135	775,969	16,834
		Swedish Krona	Buy	12/18/19	492,937	497,087	(4,150)
	UBS AG
		Canadian Dollar	Sell	10/16/19	1,057,364	1,069,460	12,096
		Swedish Krona	Sell	12/18/19	755,562	755,177	(385)

	Unrealized appreciation						179,087

	Unrealized (depreciation)						(223,447)

	Total						$(44,360)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $121,105,661.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
	Short-term investments
	Putnam Short Term Investment Fund*	3,595,393	5,292,893	8,460,269	10,875	428,017

	Total Short-term investments	$3,595,393	$5,292,893	$8,460,269	$10,875	$428,017
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $14,964.
	At the close of the reporting period, the fund maintained liquid assets totaling $144,073 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	21.7%
	United Kingdom	21.0
	France	13.7
	Switzerland	7.4
	Netherlands	5.9
	Australia	5.7
	Canada	4.9
	Ireland	4.1
	Germany	4.0
	Hong Kong	2.4
	Sweden	2.0
	South Korea	1.8
	Spain	1.3
	Finland	1.0
	Norway	1.0
	Singapore	0.9
	Taiwan	0.7
	United States	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $146,028 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $14,964 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$10,570,391	$—	$—
Consumer discretionary	5,475,994	—	—
Consumer staples	10,706,651	—	—
Energy	10,024,166	—	—
Financials	32,562,028	—	—
Health care	11,682,270	—	—
Industrials	21,757,271	—	—
Information technology	5,218,474	—	—
Materials	7,406,460	—	—
Real estate	123,458	—	—
Utilities	4,958,325	—	—

Total common stocks	120,485,488	—	—
Short-term investments	428,017	181,877	—

Totals by level	$120,913,505	$181,877	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(44,360)	$—

Totals by level	$—	$(44,360)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$40,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com